Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

Note 23 - Leases

The Company as lessee

On May 8, 2019, Boca entered into a lease agreement for office and warehouse on a two year term, commencing on June 1, 2019 and expiring on May 31, 2021. The monthly rental payment is HK$46,000  ($5,897).

The components of lease costs, lease term and discount rate with respect of leases with an initial term of more than 12 months are as follows:

2019

Operating lease cost	$41
Weighted Average Remaining Lease Term - Operating leases	1.41 year
Weighted Average Discount Rate - Operating leases	6.00%

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2019:

Operating Leases
2020	$71
2021	29
Thereafter	—
Total undiscounted cash flows	100
Less: imputed interest	(3)
Present value of lease liabilities	97

The Company as lessor

SGOCO’s operations include the leasing of commercial property located at No. 11 Hau Fook Street, Kowloon and No. 8 Fui Yiu Kok Street, Tsuen Wan, New Territories. The leases thereon expire at various dates through 2020 to 2023. The following is a schedule of minimum future rents on non-cancelable operating leases at December 31, 2020:

For the year ending December 31,	Future Minimum Rentals
2020	$1,119
2021	739
2022	246
2023	61
2024	—
Total	2,165

There are no contingent rentals as of December 31, 2019.